Schedule of Investments (unaudited)
June 30, 2024
BATS: Series P Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Fixed-Income Funds — 25.5%
BATS: Series S Portfolio(a)	148,298	$ 1,348,032
Total Investments — 25.5% (Cost: $1,373,919)		1,348,032
Other Assets Less Liabilities — 74.5%		3,946,509
Net Assets — 100.0%		$ 5,294,541
(a)	Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BATS: Series S Portfolio	$ 1,348,560	$ —	$ —	$ —	$ (528)	$ 1,348,032	148,298	$ 15,681	$ —
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (5 Year)	2	09/30/24	$ 213	$ 1,419
Short Contracts
U.S. Treasury Notes (10 Year)	26	09/19/24	2,860	(24,692)
U.S. Ultra Treasury Notes (10 Year)	25	09/19/24	2,838	(28,167)
U.S. Treasury Notes (2 Year)	5	09/30/24	1,021	(1,356)
				(54,215)
				$ (52,796)
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.18%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	10/21/25	USD	3,167	$ 217,790	$ —	$ 217,790
1-day SOFR, 5.33%	Quarterly	0.17%	Quarterly	10/21/25	USD	3,167	(218,926)	—	(218,926)
0.56%	Quarterly	1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	10/21/30	USD	336	66,115	—	66,115
1-day SOFR, 5.33%	Quarterly	0.53%	Quarterly	10/21/30	USD	336	(67,580)	—	(67,580)
0.75%	Quarterly	1-day SOFR, 5.33%	Quarterly	10/21/35	USD	22	6,530	—	6,530
1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	0.79%	Quarterly	10/21/35	USD	22	(6,327)	—	(6,327)
0.84%	Quarterly	1-day SOFR, 5.33%	Quarterly	10/21/40	USD	39	14,836	—	14,836
1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	0.91%	Quarterly	10/21/40	USD	39	(14,245)	—	(14,245)

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series P Portfolio
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.91%	Quarterly	1-day SOFR, 5.33%	Quarterly	10/21/50	USD	22	$ 10,554	$ —	$ 10,554
1-day Overnight Fed Funds Effective Rate, 5.33%	Quarterly	0.99%	Quarterly	10/21/50	USD	22	(10,046)	—	(10,046)
							$ (1,299)	$ —	$ (1,299)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,348,032	$ —	$ —	$ 1,348,032
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 1,419	$ 315,825	$ —	$ 317,244
Liabilities
Interest Rate Contracts	(54,215)	(317,124)	—	(371,339)
	$ (52,796)	$ (1,299)	$ —	$ (54,095)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
2